Leases (Lessor, Direct Finance and Sales-Type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,180	$ 1,310
Less: amounts representing estimated executory costs	(166)	(182)
Minimum lease payments receivable	1,014	1,128
Estimated residual value of leased property (unguaranteed)	183	183
Less: Credit loss reserve	(1)	(2)
Less: unearned finance lease income	(580)	(655)
Net investment in direct finance and sales-type leases	616	654
Principal due within one year (included in "Receivables and other current assets")	44	44
Net Investment in direct finance and sales type leases - long-term	$ 572	$ 610